Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 7,366	$ 6,840